Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 475,490	$ 526,056
Due to related parties	49,251	48,962
Lease liability	35,982	53,142
Total	560,723	628,160
Within 1 year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	475,490	526,056
Due to related parties	49,251	48,962
Lease liability	35,982	36,726
Total	560,723	611,744
Within 2-5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability		16,416
Total		$ 16,416